Comparative Figures	6 Months Ended
Jun. 30, 2025
Comparative Figures [Abstract]
COMPARATIVE FIGURES
34	COMPARATIVE FIGURES

Interim unaudited condensed consolidated statements of cash flows

		As previously reported		Reclassified
	Note	Six months ended June 30, 2024		Six months ended June 30, 2024
		RM	US$	RM	US$
Operating activities
Adjustments for:
Non-cash revenue		-	-	(26,888,040)	(5,700,000)
Professional fee		-	-	1,419,630	300,948
Director fee paid in shares		-	-	5,969,039	1,265,377
Share option expenses		5,969,038	1,265,377	-	-
Operating cash flow before movement in working capital		32,954,486	6,986,026	7,486,063	1,586,974
Trade and other receivables		(27,164,496)	(5,758,606)	-	-
Trade receivables		-	-	(22,445,321)	(4,758,187)
Other receivables		-	-	(5,908,844)	(1,252,617)
Deposits and prepayment		-	-	1,189,669	252,198
Net cash generated from/(used in) operating activities		(19,508,769)	(4,135,668)	(44,977,192)	(9,534,720)

Investing activities
Acquisition of financial assets measured at fair value through other comprehensive income		(26,888,040)	(5,700,000)	-	-
Net cash used in investing activities		(21,757,285)	(4,612,331)	5,130,755	1,087,669

Financing activities
Proceeds from issuance of share capital		30,527,043	6,471,433	29,107,413	6,170,485
Net cash flow generated from financing activities		40,336,915	8,551,030	38,917,298	8,250,082